780 NORTH WATER STREET MILWAUKEE, WI 53202-3590 TEL 414-273-3500 FAX 414-273-5198 www.gklaw.com

February 5, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:

Hilliard-Lyons Government Fund, Inc.

Ladies and Gentlemen:

In accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith via EDGAR on behalf of Hilliard-Lyons Government Fund, Inc. (the “Fund”), please find the Preliminary Proxy Statement and Form of Proxy relating to the Special Meeting of Shareholders of the Fund to be held on March 31, 2008.  Also enclosed is a Schedule 14A cover sheet.

If you have any questions concerning this filing, please contact the undersigned at the telephone number listed above.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

cc:

Joseph C. Curry, Jr.
Stephanie J. Ferree
Carol A. Gehl

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI; WASHINGTON, DC; AND SHANGHAI, PRC

GODFREY & KAHN IS A MEMBER OF TERRALEX®, A WORLDWIDE NETWORK OF INDEPENDENT LAW FIRMS.